NATIONWIDE

MULTI-FLEX

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2017

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Multi-Flex Variable Account:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in the Appendix, (collectively, “the Accounts”)), as of December 31, 2017, and the related statements of operations for the year then ended indicated in the Appendix, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended indicated in the Appendix, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Accounts as of December 31, 2017, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company and subsidiaries separate account investment companies since at least 1981.

Columbus, Ohio

March 16, 2018

Appendix

We have audited the following sub-accounts’ Statements of Operations for the year ended December 31, 2017 and Statements of Changes in Contract Owners’ Equity for each of the years in the two-year period ended December 31, 2017.

AMERICAN CENTURY INVESTORS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)
VP Income & Growth Fund - Class I (ACVIG)
DREYFUS CORPORATION
Stock Index Fund, Inc. - Initial Shares (DSIF)
Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
Quality Bond Portfolio - Initial Shares (DQBP)
FIDELITY INVESTMENTS
Contrafund(R)Portfolio - Service Class 2 (FC2)
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Templeton Foreign Securities Fund - Class 1 (TIF)
INVESCO INVESTMENTS
VI American Franchise Fund - Series I Shares (ACEG)
VI Global Health Care Fund - Series I Shares (IVHS)
VI Global Real Estate Fund - Series I Shares (IVRE)
VI International Growth Fund - Series I Shares (AVIE)
JANUS HENDERSON INVESTORS
Overseas Portfolio: Institutional Shares (JAIG)
NATIONWIDE FUNDS GROUP
Federated NVIT High Income Bond Fund - Class I (HIBF)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
NVIT Nationwide Fund - Class I (TRF)
NVIT Government Bond Fund - Class I (GBF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NEUBERGER & BERMAN MANAGEMENT, INC.
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
PIMCO FUNDS
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
GUGGENHEIM INVESTMENTS
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
Series N (Managed Asset Allocation Series) (SBLN)
Series O (All Cap Value Series) (SBLO)
Series P (High Yield Series) (SBLP)
Series Q (Small Cap Value Series) (SBLQ)
Series V (Mid Cap Value Series) (SBLV)
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2017

Assets:
Investments at fair value:
VP Balanced Fund - Class I (ACVB)
556,404 shares (cost $3,983,466)	$4,189,719
VP Capital Appreciation Fund - Class I (ACVCA)
332,336 shares (cost $4,383,442)	4,995,005
VP Income & Growth Fund - Class I (ACVIG)
298,870 shares (cost $2,268,212)	3,200,897
Stock Index Fund, Inc. - Initial Shares (DSIF)
843,772 shares (cost $27,308,184)	45,124,944
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
416,539 shares (cost $12,970,039)	16,774,017
Appreciation Portfolio - Initial Shares (DCAP)
129,330 shares (cost $4,871,178)	5,782,349
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
661,830 shares (cost $24,139,030)	40,318,682
Quality Bond Portfolio - Initial Shares (DQBP)
311,413 shares (cost $3,653,335)	3,724,499
Contrafund(R)Portfolio - Service Class 2 (FC2)
128,747 shares (cost $3,852,167)	4,770,071
Equity-Income Portfolio - Initial Class (FEIP)
1,877,165 shares (cost $39,382,410)	44,845,479
High Income Portfolio - Initial Class (FHIP)
1,657,432 shares (cost $8,546,073)	9,033,005
Templeton Foreign Securities Fund - Class 1 (TIF)
827,079 shares (cost $11,832,329)	13,067,855
VI American Franchise Fund - Series I Shares (ACEG)
26,764 shares (cost $1,129,899)	1,685,353
VI Global Health Care Fund - Series I Shares (IVHS)
18,355 shares (cost $561,665)	485,303
VI Global Real Estate Fund - Series I Shares (IVRE)
53,967 shares (cost $887,036)	938,483
VI International Growth Fund - Series I Shares (AVIE)
43,397 shares (cost $1,512,701)	1,731,093
Overseas Portfolio: Institutional Shares (JAIG)
183,575 shares (cost $6,885,491)	5,870,734
Federated NVIT High Income Bond Fund - Class I (HIBF)
97,577 shares (cost $644,876)	643,035
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
26,429 shares (cost $253,777)	312,126
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
8,540 shares (cost $114,265)	120,408
NVIT Nationwide Fund - Class I (TRF)
3,568,006 shares (cost $36,220,093)	68,184,597
NVIT Government Bond Fund - Class I (GBF)
1,248,392 shares (cost $14,250,694)	13,370,276
NVIT Money Market Fund - Class I (SAM)
3,819,833 shares (cost $3,819,833)	3,819,833
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
16,034 shares (cost $197,267)	218,226
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
562,289 shares (cost $5,873,091)	6,916,149
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2,143,001 shares (cost $22,327,909)	24,323,060
NVIT Large Cap Growth Fund - Class I (NVOLG1)
269,621 shares (cost $5,018,732)	5,306,142
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
313,068 shares (cost $7,393,799)	8,700,159
Real Return Portfolio - Administrative Class (PMVRRA)
104,146 shares (cost $1,326,203)	1,293,498
Total Return Portfolio - Administrative Class (PMVTRA)

216,088 shares (cost $2,398,439)	2,364,007
Micro-Cap Portfolio - Investment Class (ROCMC)
76,952 shares (cost $854,665)	798,760
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
42,224 shares (cost $523,149)	613,098
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
17,761 shares (cost $852,206)	1,062,440
Series N (Managed Asset Allocation Series) (SBLN)
14,057 shares (cost $362,380)	445,331
Series O (All Cap Value Series) (SBLO)
31,249 shares (cost $907,725)	1,124,023
Series P (High Yield Series) (SBLP)
31,402 shares (cost $975,212)	977,550
Series Q (Small Cap Value Series) (SBLQ)
26,502 shares (cost $1,146,579)	1,216,175
Series V (Mid Cap Value Series) (SBLV)
38,962 shares (cost $2,544,944)	3,208,905
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
26,171 shares (cost $868,111)	1,051,813
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
6,673 shares (cost $111,265)	135,395

Total Investments	$352,742,494

Other Accounts Receivable	102
Accounts Receivable - VP Income & Growth Fund - Class I (ACVIG)	1,365
Accounts Receivable - Appreciation Portfolio - Initial Shares (DCAP)	679
Accounts Receivable - Opportunistic Small Cap Portfolio - Initial Shares (DSC)	670
Accounts Receivable - Equity-Income Portfolio - Initial Class (FEIP)	4,117
Accounts Receivable - High Income Portfolio - Initial Class (FHIP)	408
Accounts Receivable - VI Global Health Care Fund - Series I Shares (IVHS)	191
Accounts Receivable - VI International Growth Fund - Series I Shares (AVIE)	278
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	9,072
Accounts Receivable - Real Return Portfolio - Administrative Class (PMVRRA)	1,622
Accounts Receivable - Total Return Portfolio - Administrative Class (PMVTRA)	4,094
Accounts Receivable - Series P (High Yield Series) (SBLP)	234
Accounts Payable - VP Balanced Fund - Class I (ACVB)	(534)
Accounts Payable - Stock Index Fund, Inc. - Initial Shares (DSIF)	(801)
Accounts Payable - Quality Bond Portfolio - Initial Shares (DQBP)	(271)
Accounts Payable - Contrafund(R)Portfolio - Service Class 2 (FC2)	(566)
Accounts Payable - Templeton Foreign Securities Fund - Class 1 (TIF)	(462)
Accounts Payable - VI American Franchise Fund - Series I Shares (ACEG)	(461)
Accounts Payable - Overseas Portfolio: Institutional Shares (JAIG)	(185)
Accounts Payable - Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	(83)
Accounts Payable - NVIT Government Bond Fund - Class I (GBF)	(557)
Accounts Payable - NVIT Money Market Fund - Class I (SAM)	(2,021)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(8,342)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(31,594)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(444)
Accounts Payable - Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	(670)
Accounts Payable - Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	(271)
Accounts Payable - Series N (Managed Asset Allocation Series) (SBLN)	(431)
Accounts Payable - Series O (All Cap Value Series) (SBLO)	(1,435)
Accounts Payable - Series Q (Small Cap Value Series) (SBLQ)	(273)
Accounts Payable - Series V (Mid Cap Value Series) (SBLV)	(890)
Accounts Payable - Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	(190)
Accounts Payable - Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	(35)

$352,714,810

Contract Owners’ Equity:
Accumulation units	352,594,834

Contracts in payout (annuitization) period (note 1f)	119,976

Total Contract Owners’ Equity (note 5)	$352,714,810

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2017

Investment Activity:	Total	ACVB	ACVCA	ACVIG	DSIF	DSRG	DCAP	DSC
Reinvested dividends	$4,464,700	62,029	-	71,629	729,234	190,701	71,993	-
Mortality and expense risk charges (note 2)	(4,319,953)	(50,869)	(63,406)	(37,887)	(536,186)	(207,678)	(67,423)	(464,871)

Net investment income (loss)	144,747	11,160	(63,406)	33,742	193,048	(16,977)	4,570	(464,871)

Realized gain (loss) on investments	7,258,293	(8,042)	266,425	268,228	2,011,389	540,818	223,807	1,231,888
Change in unrealized gain (loss) on investments	36,523,977	318,960	90,499	155,329	4,598,790	535,754	306,958	6,622,993

Net gain (loss) on investments	43,782,270	310,918	356,924	423,557	6,610,179	1,076,572	530,765	7,854,881

Reinvested capital gains	7,496,536	152,404	594,786	70,262	1,013,152	1,096,272	697,150	436,286

Net increase (decrease) in contract owners’ equity resulting from operations	$51,423,553	474,482	888,304	527,561	7,816,379	2,155,867	1,232,485	7,826,296

Investment Activity:	DQBP	FC2	FEIP	FHIP	TIF	ACEG	IVHS	IVRE
Reinvested dividends	$79,667	34,937	743,433	481,890	361,725	1,278	1,739	30,692
Mortality and expense risk charges (note 2)	(47,182)	(56,268)	(555,757)	(114,889)	(162,634)	(20,199)	(5,971)	(12,933)

Net investment income (loss)	32,485	(21,331)	187,676	367,001	199,091	(18,921)	(4,232)	17,759

Realized gain (loss) on investments	55,888	163,158	(705,485)	(63,187)	(291,579)	60,660	(11,421)	67,194
Change in unrealized gain (loss) on investments	29,913	433,577	4,421,212	197,112	1,963,343	193,194	53,086	13,502

Net gain (loss) on investments	85,801	596,735	3,715,727	133,925	1,671,764	253,854	41,665	80,696

Reinvested capital gains	-	240,272	913,895	-	-	124,640	24,155	15,576

Net increase (decrease) in contract owners’ equity resulting from operations	$118,286	815,676	4,817,298	500,926	1,870,855	359,573	61,588	114,031

Investment Activity:	AVIE	JAIG	HIBF	NVNMO1	NVNSR1	TRF	GBF	SAM
Reinvested dividends	$22,075	93,039	35,195	1,533	764	659,931	292,890	17,061
Mortality and expense risk charges (note 2)	(19,590)	(70,461)	(10,376)	(3,636)	(1,921)	(847,824)	(186,735)	(53,461)

Net investment income (loss)	2,485	22,578	24,819	(2,103)	(1,157)	(187,893)	106,155	(36,400)

Realized gain (loss) on investments	52,980	(127,209)	(4,839)	8,507	(9,376)	2,451,843	(206,530)	-
Change in unrealized gain (loss) on investments	239,879	1,535,293	29,934	48,738	23,637	9,204,640	221,962	-

Net gain (loss) on investments	292,859	1,408,084	25,095	57,245	14,261	11,656,483	15,432	-

Reinvested capital gains	-	-	-	6,088	11,173	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$295,344	1,430,662	49,914	61,230	24,277	11,468,590	121,587	(36,400)

Investment Activity:	NVMLG1	NVMMG1	NVMMV2	NVOLG1	AMCG	PMVRRA	PMVTRA	ROCMC
Reinvested dividends	$699	-	264,482	23,993	-	37,606	49,761	5,247
Mortality and expense risk charges (note 2)	(2,413)	(82,506)	(299,077)	(65,939)	(102,961)	(19,914)	(30,835)	(9,908)

Net investment income (loss)	(1,714)	(82,506)	(34,595)	(41,946)	(102,961)	17,692	18,926	(4,661)

Realized gain (loss) on investments	1,611	308,288	727,178	(93,677)	48,331	(109,617)	(41,292)	(7,553)
Change in unrealized gain (loss) on investments	39,976	971,067	891,363	1,168,634	1,619,577	128,422	108,616	(40,080)

Net gain (loss) on investments	41,587	1,279,355	1,618,541	1,074,957	1,667,908	18,805	67,324	(47,633)

Reinvested capital gains	8,133	330,992	1,225,493	121,346	159,779	-	-	82,204

Net increase (decrease) in contract owners’ equity resulting from operations	$48,006	1,527,841	2,809,439	1,154,357	1,724,726	36,497	86,250	29,910

Investment Activity:	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX
Reinvested dividends	$20,428	4,972	6,785	9,368	25,692	4,888	20,385	5,760
Mortality and expense risk charges (note 2)	(8,986)	(7,958)	(5,529)	(12,198)	(7,946)	(15,990)	(38,141)	(9,786)

Net investment income (loss)	11,442	(2,986)	1,256	(2,830)	17,746	(11,102)	(17,756)	(4,026)

Realized gain (loss) on investments	61,679	32,078	29,090	61,278	4,942	61,400	96,749	86,173
Change in unrealized gain (loss) on investments	18,087	108,476	14,005	12,260	3,753	(65,074)	221,484	66,659

Net gain (loss) on investments	79,766	140,554	43,095	73,538	8,695	(3,674)	318,233	152,832

Reinvested capital gains	-	-	9,730	60,328	-	44,777	57,643	-

Net increase (decrease) in contract owners’ equity resulting from operations	$91,208	137,568	54,081	131,036	26,441	30,001	358,120	148,806

Investment Activity:	SBLY
Reinvested dividends	$1,199
Mortality and expense risk charges (note 2)	(1,709)

Net investment income (loss)	(510)

Realized gain (loss) on investments	16,518
Change in unrealized gain (loss) on investments	18,447

Net gain (loss) on investments	34,965

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,455

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2017 and 2016

	Total		ACVB		ACVCA		ACVIG
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$144,747	999,359	11,160	12,835	(63,406)	(60,015)	33,742	33,035
Realized gain (loss) on investments	7,258,293	6,574,286	(8,042)	44,882	266,425	199,711	268,228	130,708
Change in unrealized gain (loss) on investments	36,523,977	7,314,098	318,960	(20,503)	90,499	(508,546)	155,329	122,861
Reinvested capital gains	7,496,536	15,731,078	152,404	179,873	594,786	450,449	70,262	55,535

Net increase (decrease) in contract owners’ equity resulting from operations	51,423,553	30,618,821	474,482	217,087	888,304	81,599	527,561	342,139

Equity transactions:
Purchase payments received from contract owners (note 3)	3,640,424	4,618,047	38,563	43,734	2,000	9,671	37,885	37,333
Transfers between subaccounts (including fixed account), net (note 3)	(2,854,361)	(2,705,542)	30,151	71,393	(65,600)	(62,929)	5,798	38,982
Redemptions	(32,035,237)	(32,253,904)	(339,668)	(451,951)	(357,402)	(325,091)	(354,735)	(360,258)
Annuity benefits	(13,587)	(12,005)	-	-	(992)	(153)	-	-
Contract maintenance charges (note 2)	(205,480)	(204,617)	(2,406)	(2,534)	(4,487)	(4,683)	(1,527)	(1,517)
Contingent deferred sales charges (note 2)	(219,293)	(241,279)	(1,768)	(2,160)	-	-	(2,340)	(2,624)
Adjustments to maintain reserves	(21,790)	100,135	(541)	(535)	42	84	19	317

Net equity transactions	(31,709,324)	(30,699,165)	(275,669)	(342,053)	(426,439)	(383,101)	(314,900)	(287,767)

Net change in contract owners’ equity	19,714,229	(80,344)	198,813	(124,966)	461,865	(301,502)	212,661	54,372
Contract owners’ equity beginning of period	333,000,581	333,080,925	3,990,372	4,115,338	4,533,172	4,834,674	2,989,601	2,935,229

Contract owners’ equity end of period	$352,714,810	333,000,581	4,189,185	3,990,372	4,995,037	4,533,172	3,202,262	2,989,601

CHANGES IN UNITS:
Beginning units	9,321,837	10,256,178	215,469	234,642	92,954	101,182	121,924	134,091
Units purchased	359,816	1,110,220	8,979	34,193	47	40	4,502	9,985
Units redeemed	(1,145,042)	(2,044,561)	(23,241)	(53,366)	(7,793)	(8,268)	(16,609)	(22,152)

Ending units	8,536,611	9,321,837	201,207	215,469	85,208	92,954	109,817	121,924

	DSIF		DSRG		DCAP		DSC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$193,048	299,910	(16,977)	6,071	4,570	18,955	(464,871)	(399,935)
Realized gain (loss) on investments	2,011,389	2,313,393	540,818	409,974	223,807	180,643	1,231,888	733,712
Change in unrealized gain (loss) on investments	4,598,790	(60,716)	535,754	(607,843)	306,958	(613,879)	6,622,993	1,887,149
Reinvested capital gains	1,013,152	1,426,645	1,096,272	1,547,567	697,150	721,372	436,286	2,571,598

Net increase (decrease) in contract owners’ equity resulting from operations	7,816,379	3,979,232	2,155,867	1,355,769	1,232,485	307,091	7,826,296	4,792,524

Equity transactions:
Purchase payments received from contract owners (note 3)	464,045	519,329	150,089	184,159	53,673	61,354	400,265	448,595
Transfers between subaccounts (including fixed account), net (note 3)	(397,770)	(138,696)	(302,810)	(66,313)	(28,258)	(23,479)	(425,247)	(323,293)
Redemptions	(3,638,325)	(4,361,688)	(1,362,889)	(1,354,060)	(456,735)	(425,840)	(2,779,118)	(2,645,664)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(22,388)	(21,555)	(8,332)	(8,009)	(2,712)	(2,520)	(18,691)	(16,253)
Contingent deferred sales charges (note 2)	(30,559)	(32,952)	(15,526)	(16,851)	(3,681)	(4,154)	(36,540)	(37,582)
Adjustments to maintain reserves	(1,101)	3,433	79	(1,406)	110	(656)	(5,120)	4,720

Net equity transactions	(3,626,098)	(4,032,129)	(1,539,389)	(1,262,480)	(437,603)	(395,295)	(2,864,451)	(2,569,477)

Net change in contract owners’ equity	4,190,281	(52,897)	616,478	93,289	794,882	(88,204)	4,961,845	2,223,047
Contract owners’ equity beginning of period	40,933,862	40,986,759	16,157,626	16,064,337	4,988,146	5,076,350	35,357,507	33,134,460

Contract owners’ equity end of period	$45,124,143	40,933,862	16,774,104	16,157,626	5,783,028	4,988,146	40,319,352	35,357,507

CHANGES IN UNITS:
Beginning units	761,840	841,095	411,240	445,367	209,410	226,928	952,264	1,031,264
Units purchased	11,827	41,762	2,670	15,276	2,505	7,247	9,592	29,627
Units redeemed	(73,634)	(121,017)	(38,902)	(49,403)	(18,761)	(24,765)	(79,401)	(108,627)

Ending units	700,033	761,840	375,008	411,240	193,154	209,410	882,455	952,264

	DQBP		FC2		FEIP		FHIP
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$32,485	23,476	(21,331)	(27,727)	187,676	421,679	367,001	359,014
Realized gain (loss) on investments	55,888	111,191	163,158	366,125	(705,485)	(1,043,525)	(63,187)	(183,950)
Change in unrealized gain (loss) on investments	29,913	(97,550)	433,577	(460,903)	4,421,212	4,395,778	197,112	962,671
Reinvested capital gains	-	-	240,272	351,481	913,895	2,707,865	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,286	37,117	815,676	228,976	4,817,298	6,481,797	500,926	1,137,735

Equity transactions:
Purchase payments received from contract owners (note 3)	57,595	60,901	64,421	80,483	358,230	534,594	100,798	128,082
Transfers between subaccounts (including fixed account), net (note 3)	26,633	(747,131)	53,313	(684,090)	(808,443)	(210,692)	(43,881)	(207,762)
Redemptions	(242,418)	(344,482)	(308,923)	(213,102)	(3,752,609)	(4,214,316)	(719,562)	(836,064)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,890)	(2,195)	(2,261)	(2,142)	(23,357)	(22,726)	(4,637)	(4,707)
Contingent deferred sales charges (note 2)	(2,686)	(3,636)	(1,931)	(1,990)	(30,881)	(33,848)	(9,359)	(10,137)
Adjustments to maintain reserves	(1,343)	2,025	(669)	(685)	3,971	2,782	(1,342)	711

Net equity transactions	(164,109)	(1,034,518)	(196,050)	(821,526)	(4,253,089)	(3,944,206)	(677,983)	(929,877)

Net change in contract owners’ equity	(45,823)	(997,401)	619,626	(592,550)	564,209	2,537,591	(177,057)	207,858
Contract owners’ equity beginning of period	3,770,051	4,767,452	4,149,879	4,742,429	44,285,387	41,747,796	9,210,470	9,002,612

Contract owners’ equity end of period	$3,724,228	3,770,051	4,769,505	4,149,879	44,849,596	44,285,387	9,033,413	9,210,470

CHANGES IN UNITS:
Beginning units	183,547	232,672	226,149	274,761	900,649	989,039	369,751	408,840
Units purchased	9,099	59,658	11,976	27,849	9,499	49,024	5,795	11,239
Units redeemed	(16,810)	(108,783)	(21,528)	(76,461)	(91,715)	(137,414)	(31,940)	(50,328)

Ending units	175,836	183,547	216,597	226,149	818,433	900,649	343,606	369,751

	TIF		ACEG		IVHS		IVRE
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$199,091	115,241	(18,921)	(19,019)	(4,232)	(7,993)	17,759	3,322
Realized gain (loss) on investments	(291,579)	(4,407)	60,660	88,077	(11,421)	(3,271)	67,194	36,140
Change in unrealized gain (loss) on investments	1,963,343	416,181	193,194	(182,661)	53,086	(181,216)	13,502	(46,437)
Reinvested capital gains	-	211,534	124,640	132,992	24,155	87,692	15,576	20,504

Net increase (decrease) in contract owners’ equity resulting from operations	1,870,855	738,549	359,573	19,389	61,588	(104,788)	114,031	13,529

Equity transactions:
Purchase payments received from contract owners (note 3)	196,091	161,848	15,949	18,960	6,192	19,562	17,629	23,173
Transfers between subaccounts (including fixed account), net (note 3)	(292,630)	(107,438)	14,138	18,582	4,783	(178,666)	(183,427)	(2,514)
Redemptions	(1,206,165)	(980,027)	(125,112)	(242,071)	(5,001)	(175,321)	(81,729)	(88,775)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,509)	(6,244)	(797)	(759)	(238)	(321)	(515)	(570)
Contingent deferred sales charges (note 2)	(9,984)	(11,195)	(1,180)	(1,405)	(151)	(247)	(404)	(490)
Adjustments to maintain reserves	861	(783)	(405)	(52)	62	(49)	397	(104)

Net equity transactions	(1,318,336)	(943,839)	(97,407)	(206,745)	5,647	(335,042)	(248,049)	(69,280)

Net change in contract owners’ equity	552,519	(205,290)	262,166	(187,356)	67,235	(439,830)	(134,018)	(55,751)
Contract owners’ equity beginning of period	12,514,874	12,720,164	1,422,726	1,610,082	418,259	858,089	1,072,596	1,128,347

Contract owners’ equity end of period	$13,067,393	12,514,874	1,684,892	1,422,726	485,494	418,259	938,578	1,072,596

CHANGES IN UNITS:
Beginning units	440,355	474,810	88,634	101,246	21,649	38,810	83,147	88,084
Units purchased	8,458	25,045	2,168	4,640	2,225	8,877	3,122	15,913
Units redeemed	(50,782)	(59,500)	(7,271)	(17,252)	(1,896)	(26,038)	(21,090)	(20,850)

Ending units	398,031	440,355	83,531	88,634	21,978	21,649	65,179	83,147

	AVIE		JAIG		HIBF		NVNMO1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$2,485	1,237	22,578	185,074	24,819	40,706	(2,103)	(1,309)
Realized gain (loss) on investments	52,980	63,503	(127,209)	(578,364)	(4,839)	(3,211)	8,507	3,792
Change in unrealized gain (loss) on investments	239,879	(98,286)	1,535,293	(265,475)	29,934	69,687	48,738	15,805
Reinvested capital gains	-	-	-	168,549	-	-	6,088	13,464

Net increase (decrease) in contract owners’ equity resulting from operations	295,344	(33,546)	1,430,662	(490,216)	49,914	107,182	61,230	31,752

Equity transactions:
Purchase payments received from contract owners (note 3)	31,006	33,832	70,125	84,518	15,283	14,714	7,440	4,236
Transfers between subaccounts (including fixed account), net (note 3)	89,668	(50,158)	(164,423)	(222,375)	(282,580)	148,262	(20)	(13,060)
Redemptions	(97,734)	(153,501)	(544,084)	(580,771)	(84,627)	(107,005)	(39,888)	(15,430)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(732)	(699)	(2,842)	(2,754)	(421)	(455)	(145)	(138)
Contingent deferred sales charges (note 2)	(762)	(881)	(4,099)	(4,409)	(492)	(494)	(136)	(156)
Adjustments to maintain reserves	287	(57)	(636)	1,953	(164)	37	(101)	84

Net equity transactions	21,733	(171,464)	(645,959)	(723,838)	(353,001)	55,059	(32,850)	(24,464)

Net change in contract owners’ equity	317,077	(205,010)	784,703	(1,214,054)	(303,087)	162,241	28,380	7,288
Contract owners’ equity beginning of period	1,414,294	1,619,304	5,085,846	6,299,900	946,109	783,868	283,663	276,375

Contract owners’ equity end of period	$1,731,371	1,414,294	5,870,549	5,085,846	643,022	946,109	312,043	283,663

CHANGES IN UNITS:
Beginning units	68,125	76,635	222,673	254,747	40,623	37,923	19,469	21,276
Units purchased	16,226	19,562	3,113	15,179	2,620	16,938	1,012	690
Units redeemed	(15,674)	(28,072)	(27,188)	(47,253)	(17,040)	(14,238)	(3,097)	(2,497)

Ending units	68,677	68,125	198,598	222,673	26,203	40,623	17,384	19,469

	NVNSR1		TRF		GBF		SAM
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,157)	(476)	(187,893)	78,379	106,155	103,661	(36,400)	(64,613)
Realized gain (loss) on investments	(9,376)	(1,671)	2,451,843	2,093,352	(206,530)	(99,191)	-	-
Change in unrealized gain (loss) on investments	23,637	(2,242)	9,204,640	3,741,799	221,962	(82,521)	-	-
Reinvested capital gains	11,173	17,086	-	-	-	-	-	99

Net increase (decrease) in contract owners’ equity resulting from operations	24,277	12,697	11,468,590	5,913,530	121,587	(78,051)	(36,400)	(64,514)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,789	4,234	580,621	600,028	178,563	193,543	154,498	536,021
Transfers between subaccounts (including fixed account), net (note 3)	(56,428)	50,307	(671,244)	(781,259)	(875,573)	1,101,744	854,409	563,394
Redemptions	(25,012)	(15,621)	(6,755,704)	(5,354,372)	(1,459,569)	(1,682,030)	(1,716,031)	(1,976,937)
Annuity benefits	-	-	(11,355)	(10,660)	(399)	(733)	(165)	(357)
Contract maintenance charges (note 2)	(77)	(74)	(50,395)	(52,155)	(12,496)	(14,125)	(4,759)	(5,093)
Contingent deferred sales charges (note 2)	(81)	(224)	(24,773)	(28,416)	(5,875)	(7,595)	(1,770)	(2,302)
Adjustments to maintain reserves	(66)	94	(4,587)	(20,169)	(2,723)	2,172	(1,690)	1,102

Net equity transactions	(79,875)	38,716	(6,937,437)	(5,647,003)	(2,178,072)	(407,024)	(715,508)	(884,172)

Net change in contract owners’ equity	(55,598)	51,413	4,531,153	266,527	(2,056,485)	(485,075)	(751,908)	(948,686)
Contract owners’ equity beginning of period	176,018	124,605	63,662,516	63,395,989	15,426,204	15,911,279	4,569,720	5,518,406

Contract owners’ equity end of period	$120,420	176,018	68,193,669	63,662,516	13,369,719	15,426,204	3,817,812	4,569,720

CHANGES IN UNITS:
Beginning units	10,792	8,307	390,949	427,871	273,509	280,536	189,818	227,363
Units purchased	212	6,429	4,022	7,859	7,723	46,540	46,568	102,028
Units redeemed	(4,696)	(3,944)	(43,025)	(44,781)	(45,939)	(53,567)	(75,808)	(139,573)

Ending units	6,308	10,792	351,946	390,949	235,293	273,509	160,578	189,818

	NVMLG1		NVMMG1		NVMMV2		NVOLG1
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(1,714)	(671)	(82,506)	(76,871)	(34,595)	27,188	(41,946)	(10,267)
Realized gain (loss) on investments	1,611	5,385	308,288	220,988	727,178	563,111	(93,677)	(93,413)
Change in unrealized gain (loss) on investments	39,976	(28,529)	971,067	(562,389)	891,363	837,940	1,168,634	(866,727)
Reinvested capital gains	8,133	25,724	330,992	699,898	1,225,493	2,012,107	121,346	1,083,830

Net increase (decrease) in contract owners’ equity resulting from operations	48,006	1,909	1,527,841	281,626	2,809,439	3,440,346	1,154,357	113,423

Equity transactions:
Purchase payments received from contract owners (note 3)	2,322	8,559	80,642	59,240	248,285	378,367	24,802	(43,969)
Transfers between subaccounts (including fixed account), net (note 3)	8,677	(1,536)	(93,873)	(44,153)	(309,309)	(694,206)	(19,175)	4,842,815
Redemptions	(9,417)	(21,447)	(758,070)	(716,464)	(2,207,709)	(1,949,461)	(657,265)	(322,212)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(96)	(91)	(3,324)	(3,125)	(12,030)	(11,698)	(5,095)	(3,128)
Contingent deferred sales charges (note 2)	(54)	(63)	(5,763)	(6,260)	(17,006)	(18,506)	(123)	(137)
Adjustments to maintain reserves	(65)	(6)	(3,517)	108	(2,931)	(10,449)	(74)	113,608

Net equity transactions	1,367	(14,584)	(783,905)	(710,654)	(2,300,700)	(2,305,953)	(656,930)	4,586,977

Net change in contract owners’ equity	49,373	(12,675)	743,936	(429,028)	508,739	1,134,393	497,427	4,700,400
Contract owners’ equity beginning of period	168,856	181,531	6,163,871	6,592,899	23,782,727	22,648,334	4,808,698	108,298

Contract owners’ equity end of period	$218,229	168,856	6,907,807	6,163,871	24,291,466	23,782,727	5,306,125	4,808,698

CHANGES IN UNITS:
Beginning units	11,153	12,094	403,395	453,432	1,225,910	1,354,568	199,043	4,585
Units purchased	757	2,750	5,924	15,141	14,384	55,953	3,622	231,285
Units redeemed	(690)	(3,691)	(50,659)	(65,178)	(126,008)	(184,611)	(27,885)	(36,827)

Ending units	11,220	11,153	358,660	403,395	1,114,286	1,225,910	174,780	199,043

	AMCG		PMVRRA		PMVTRA		ROCMC
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(102,961)	(96,054)	17,692	16,839	18,926	21,473	(4,661)	(4,297)
Realized gain (loss) on investments	48,331	(73,041)	(109,617)	(70,541)	(41,292)	(31,925)	(7,553)	(25,794)
Change in unrealized gain (loss) on investments	1,619,577	35,391	128,422	115,546	108,616	47,327	(40,080)	150,439
Reinvested capital gains	159,779	351,832	-	-	-	-	82,204	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,724,726	218,128	36,497	61,844	86,250	36,875	29,910	120,348

Equity transactions:
Purchase payments received from contract owners (note 3)	48,261	118,513	28,253	32,977	37,973	55,175	17,939	23,910
Transfers between subaccounts (including fixed account), net (note 3)	(48,827)	(44,310)	(168,244)	63,783	42,446	156,283	(13,239)	(148,308)
Redemptions	(468,730)	(889,509)	(370,386)	(170,073)	(285,172)	(432,533)	(65,049)	(40,874)
Annuity benefits	(676)	(102)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,561)	(5,471)	(800)	(884)	(1,232)	(1,315)	(395)	(385)
Contingent deferred sales charges (note 2)	(5,494)	(6,042)	(777)	(855)	(1,003)	(1,540)	(269)	(265)
Adjustments to maintain reserves	(753)	1,322	561	(177)	1,147	(252)	218	(351)

Net equity transactions	(481,780)	(825,599)	(511,393)	(75,229)	(205,841)	(224,182)	(60,795)	(166,273)

Net change in contract owners’ equity	1,242,946	(607,471)	(474,896)	(13,385)	(119,591)	(187,307)	(30,885)	(45,925)
Contract owners’ equity beginning of period	7,456,769	8,064,240	1,770,016	1,783,401	2,487,692	2,674,999	829,548	875,473

Contract owners’ equity end of period	$8,699,715	7,456,769	1,295,120	1,770,016	2,368,101	2,487,692	798,663	829,548

CHANGES IN UNITS:
Beginning units	382,076	433,318	129,958	135,931	163,019	177,615	61,448	76,594
Units purchased	5,339	28,565	11,952	61,296	24,821	64,772	3,033	5,088
Units redeemed	(27,885)	(79,807)	(49,002)	(67,269)	(38,055)	(79,368)	(7,515)	(20,234)

Ending units	359,530	382,076	92,908	129,958	149,785	163,019	56,966	61,448

	SBLD		SBLJ		SBLN		SBLO
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$11,442	14,518	(2,986)	(2,130)	1,256	(302)	(2,830)	2,132
Realized gain (loss) on investments	61,679	46,892	32,078	15,278	29,090	16,837	61,278	21,326
Change in unrealized gain (loss) on investments	18,087	10,889	108,476	13,248	14,005	3,022	12,260	103,890
Reinvested capital gains	-	-	-	2,368	9,730	8,242	60,328	31,618

Net increase (decrease) in contract owners’ equity resulting from operations	91,208	72,299	137,568	28,764	54,081	27,799	131,036	158,966

Equity transactions:
Purchase payments received from contract owners (note 3)	16,132	24,579	11,188	9,523	11,387	13,190	7,470	10,350
Transfers between subaccounts (including fixed account), net (note 3)	(159,817)	(75,441)	586,505	(5,872)	(14,860)	(1,548)	183,782	(892)
Redemptions	(105,450)	(96,351)	(76,914)	(23,390)	(48,563)	(16,343)	(84,223)	(55,983)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(358)	(408)	(317)	(198)	(220)	(219)	(486)	(405)
Contingent deferred sales charges (note 2)	(371)	(414)	(257)	(242)	(218)	(227)	(514)	(673)
Adjustments to maintain reserves	(546)	169	(313)	53	(260)	125	(56)	(134)

Net equity transactions	(250,410)	(147,866)	519,892	(20,126)	(52,734)	(5,022)	105,973	(47,737)

Net change in contract owners’ equity	(159,202)	(75,567)	657,460	8,638	1,347	22,777	237,009	111,229
Contract owners’ equity beginning of period	771,630	847,197	404,709	396,071	443,553	420,776	885,579	774,350

Contract owners’ equity end of period	$612,428	771,630	1,062,169	404,709	444,900	443,553	1,122,588	885,579

CHANGES IN UNITS:
Beginning units	60,520	72,410	26,314	27,620	28,506	28,840	48,900	51,796
Units purchased	3,781	19,916	33,960	4,832	1,581	4,730	14,158	1,547
Units redeemed	(21,977)	(31,806)	(4,134)	(6,138)	(4,751)	(5,064)	(8,351)	(4,443)

Ending units	42,324	60,520	56,140	26,314	25,336	28,506	54,707	48,900

	SBLP		SBLQ		SBLV		SBLX
	2017	2016	2017	2016	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$17,746	27,989	(11,102)	(13,982)	(17,756)	(8,524)	(4,026)	(5,057)
Realized gain (loss) on investments	4,942	989	61,400	28,826	96,749	119,836	86,173	29,355
Change in unrealized gain (loss) on investments	3,753	28,812	(65,074)	164,840	221,484	248,213	66,659	13,174
Reinvested capital gains	-	-	44,777	104,717	57,643	281,350	-	30,973

Net increase (decrease) in contract owners’ equity resulting from operations	26,441	57,790	30,001	284,401	358,120	640,875	148,806	68,445

Equity transactions:
Purchase payments received from contract owners (note 3)	7,773	4,397	26,112	26,866	54,316	57,858	12,068	8,344
Transfers between subaccounts (including fixed account), net (note 3)	572,470	6,547	(140,519)	(40,625)	(27,800)	(187,327)	285,620	102,121
Redemptions	(58,766)	(25,439)	(67,552)	(118,952)	(234,228)	(173,674)	(67,883)	(60,306)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(316)	(198)	(651)	(635)	(1,527)	(1,421)	(390)	(288)
Contingent deferred sales charges (note 2)	(274)	(264)	(508)	(544)	(1,322)	(1,087)	(289)	(321)
Adjustments to maintain reserves	(197)	236	(602)	551	(21)	526	300	(285)

Net equity transactions	520,690	(14,721)	(183,720)	(133,339)	(210,582)	(305,125)	229,426	49,265

Net change in contract owners’ equity	547,131	43,069	(153,719)	151,062	147,538	335,750	378,232	117,710
Contract owners’ equity beginning of period	430,653	387,584	1,369,621	1,218,559	3,060,477	2,724,727	673,391	555,681

Contract owners’ equity end of period	$977,784	430,653	1,215,902	1,369,621	3,208,015	3,060,477	1,051,623	673,391

CHANGES IN UNITS:
Beginning units	22,810	23,822	62,001	68,961	152,947	170,401	40,347	37,269
Units purchased	30,057	2,058	3,260	7,578	3,439	14,612	22,429	24,304
Units redeemed	(3,459)	(3,070)	(11,462)	(14,538)	(13,553)	(32,066)	(10,638)	(21,226)

Ending units	49,408	22,810	53,799	62,001	142,833	152,947	52,138	40,347

	SBLY		CAF
	2017	2016	2017	2016
Investment activity:
Net investment income (loss)	$(510)	(852)	-	(13,281)
Realized gain (loss) on investments	16,518	9,641	-	932,923
Change in unrealized gain (loss) on investments	18,447	(2,301)	-	(1,381,840)
Reinvested capital gains	-	5,032	-	429,082

Net increase (decrease) in contract owners’ equity resulting from operations	34,455	11,520	-	(33,116)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,751	3,506	-	23,758
Transfers between subaccounts (including fixed account), net (note 3)	(18,757)	50,106	-	(4,855,788)
Redemptions	(16,820)	(26,532)	-	(209,984)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	(68)	(63)	-	(2,457)
Contingent deferred sales charges (note 2)	(73)	(66)	-	(25)
Adjustments to maintain reserves	(21)	33	-	40

Net equity transactions	(32,988)	26,984	-	(5,044,456)

Net change in contract owners’ equity	1,467	38,504	-	(5,077,572)
Contract owners’ equity beginning of period	133,893	95,389	-	5,077,572

Contract owners’ equity end of period	$135,360	133,893	-	-

CHANGES IN UNITS:
Beginning units	8,550	6,538	-	162,895
Units purchased	3,359	6,247	-	3,946
Units redeemed	(5,178)	(4,235)	-	(166,841)

Ending units	6,731	8,550	-	-

See accompanying notes to financial statements.

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Multi-Flex Variable Account (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio - Initial Shares (DSC)

Quality Bond Portfolio - Initial Shares (DQBP)

FIDELITY INVESTMENTS

Contrafund(R)Portfolio - Service Class 2 (FC2)

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Templeton Foreign Securities Fund - Class 1 (TIF)

INVESCO INVESTMENTS

VI American Franchise Fund - Series I Shares (ACEG)

VI Global Health Care Fund - Series I Shares (IVHS)

VI Global Real Estate Fund - Series I Shares (IVRE)

VI International Growth Fund - Series I Shares (AVIE)

JANUS HENDERSON INVESTORS

Overseas Portfolio: Institutional Shares (JAIG)

NATIONWIDE FUNDS GROUP

Federated NVIT High Income Bond Fund - Class I (HIBF)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

PIMCO FUNDS

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*	At December 31, 2017, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2017 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Separate Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which requires standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. Management has incorporated the changes necessary to the financial statements and disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. The maximum variable account charge for contracts offered through the Separate Account is 1.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2017 and 2016, total transfers to the Separate Account from the fixed account were $71,143 and $246,084, respectively, and total transfers from the Separate Account to the fixed account were $565,526 and $1,007,678, respectively. Transfers from the Separate Account to the fixed account, and transfers to the Separate Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $0 and $3,626 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2017 and December 31, 2016, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2017.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$352,742,494	$-	$-	$352,742,494

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2017 are as follows:

	Purchase of Investments	Sales of Investments
VP Balanced Fund - Class I (ACVB)	$363,159	$474,887
VP Capital Appreciation Fund - Class I (ACVCA)	594,896	489,957
VP Income & Growth Fund - Class I (ACVIG)	233,993	445,028
Stock Index Fund, Inc. - Initial Shares (DSIF)	2,117,778	4,539,363
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)	1,303,892	1,764,917
Appreciation Portfolio - Initial Shares (DCAP)	801,194	537,586
Opportunistic Small Cap Portfolio - Initial Shares (DSC)	534,328	3,424,409
Quality Bond Portfolio - Initial Shares (DQBP)	221,575	352,285
Contrafund(R)Portfolio - Service Class 2 (FC2)	450,632	427,231
Equity-Income Portfolio - Initial Class (FEIP)	1,857,300	5,015,365
High Income Portfolio - Initial Class (FHIP)	533,920	844,182
Templeton Foreign Securities Fund - Class 1 (TIF)	536,780	1,657,496
VI American Franchise Fund - Series I Shares (ACEG)	156,783	148,121
VI International Growth Fund - Series I Shares (AVIE)	346,285	322,409
Overseas Portfolio: Institutional Shares (JAIG)	127,609	750,923
Federated NVIT High Income Bond Fund - Class I (HIBF)	72,570	400,629
NVIT Nationwide Fund - Class I (TRF)	1,256,288	8,404,327
NVIT Government Bond Fund - Class I (GBF)	671,477	2,740,226
NVIT Money Market Fund - Class I (SAM)	666,841	1,417,685
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	390,254	922,396
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,621,262	2,729,528
NVIT Large Cap Growth Fund - Class I (NVOLG1)	232,671	810,213
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	246,748	670,948
Real Return Portfolio - Administrative Class (PMVRRA)	167,457	661,786
Total Return Portfolio - Administrative Class (PMVTRA)	399,144	587,301
Series Q (Small Cap Value Series) (SBLQ)	96,491	245,983
Series V (Mid Cap Value Series) (SBLV)	109,754	280,551
Guggenheim VIF World Equity Income (SBLD)	56,519	294,969
Guggenheim VIF StylePlus Mid Growth - Series J (SBLJ)	592,200	74,995
Guggenheim VIF Managed Asset Allocation - Series N (SBLN)	39,715	81,219
Guggenheim VIF All Cap Value - Series O (SBLO)	331,700	168,204
Guggenheim VIF High Yield - Series P (SBLP)	609,391	70,775
Guggenheim VIF StylePlus Small Growth - Series X (SBLX)	414,932	189,855
Guggenheim VIF StylePlus Large Growth - Series Y (SBLY)	59,477	92,959
Invesco V.I. Global Real Estate Fund - Series I (IVRE)	63,291	278,440
Invesco V.I. Global Health Care - Series I (IVHS)	68,996	43,502
NVIT Multi-Manager Large Cap Growth - Class I (NVMLG1)	21,325	13,481
NVIT Neuberger Berman Socially Responsible - Class I (NVNSR1)	13,507	83,307
NVIT Neuberger Berman Multi Cap Opportunities - Class I (NVNMO1)	22,211	50,984
Royce Capital Micro-Cap Inv (ROCMC)	115,185	98,685

	$18,519,530	$42,607,107

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2017, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2017. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Balanced Fund - Class I (ACVB)
2017	1.30%	201,207	$20.82			$4,189,185	1.54%	12.43%
2016	1.30%	215,469	18.52			3,990,372	1.60%	5.61%
2015	1.30%	234,642	17.54			4,115,338	1.71%	-3.84%
2014	1.30%	288,429	18.24			5,260,668	1.53%	8.43%
2013	1.30%	294,736	16.82			4,957,350	1.62%	15.90%
VP Capital Appreciation Fund - Class I (ACVCA)
2017	1.30%	85,208	58.53			4,986,959	0.00%	20.21%
2016	1.30%	92,954	48.69			4,525,555	0.00%	1.89%
2015	1.30%	101,182	47.78			4,834,674	0.00%	0.61%
2014	1.30%	111,017	47.49			5,272,707	0.00%	6.74%
2013	1.30%	119,749	44.50			5,328,548	0.00%	29.22%
VP Income & Growth Fund - Class I (ACVIG)
2017	1.30%	109,817	29.16			3,202,262	2.36%	18.92%
2016	1.30%	121,924	24.52			2,989,601	2.37%	12.01%
2015	1.30%	134,091	21.89			2,935,229	2.07%	-6.85%
2014	1.30%	158,837	23.50			3,732,669	2.01%	11.04%
2013	1.30%	186,170	21.16			3,939,358	2.22%	34.06%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2017	1.30%	700,033	64.46			45,124,143	1.70%	19.96%
2016	1.30%	761,840	53.73			40,933,862	2.00%	10.26%
2015	1.30%	841,095	48.73			40,986,759	1.81%	-0.21%
2014	1.30%	932,974	48.83			45,557,484	1.74%	11.95%
2013	1.30%	1,029,244	43.62			44,895,763	1.84%	30.31%
Sustainable U.S. Equity Portfolio, Inc. - Initial Shares (DSRG)
2017	1.30%	375,008	44.73			16,774,104	1.15%	13.84%
2016	1.30%	411,240	39.29			16,157,626	1.29%	8.94%
2015	1.30%	445,367	36.07			16,064,337	1.05%	-4.45%
2014	1.30%	479,122	37.75			18,086,844	1.06%	11.98%
2013	1.30%	518,020	33.71			17,462,419	1.25%	32.60%
Appreciation Portfolio - Initial Shares (DCAP)
2017	1.30%	193,154	29.94			5,783,028	1.34%	25.68%
2016	1.30%	209,410	23.82			4,988,146	1.64%	6.51%
2015	1.30%	226,928	22.37			5,076,350	1.70%	-3.74%
2014	1.30%	244,417	23.23			5,677,835	1.84%	6.69%
2013	1.30%	264,356	21.78			5,757,670	1.94%	19.53%
Opportunistic Small Cap Portfolio - Initial Shares (DSC)
2017	1.30%	882,455	45.69			40,319,352	0.00%	23.06%
2016	1.30%	952,264	37.13			35,357,507	0.00%	15.55%
2015	1.30%	1,031,264	32.13			33,134,460	0.00%	-3.55%
2014	1.30%	1,135,675	33.31			37,829,369	0.00%	0.27%
2013	1.30%	1,246,288	33.22			41,401,641	0.00%	46.62%
Quality Bond Portfolio - Initial Shares (DQBP)
2017	1.30%	175,836	21.18			3,724,228	2.11%	3.14%
2016	1.30%	183,547	20.54			3,770,051	1.79%	0.20%
2015	1.30%	232,672	20.49			4,767,452	2.02%	-2.93%
2014	1.30%	235,985	21.11			4,981,645	2.11%	3.43%
2013	1.30%	252,699	20.41			5,157,588	2.81%	-2.82%
Contrafund(R)Portfolio - Service Class 2 (FC2)
2017	1.30%	216,597	22.02	to	22.10	4,769,505	0.78%	20.01%
2016	1.30%	226,149	18.35	to	18.41	4,149,879	0.59%	6.33%
2015	1.30%	274,761	17.26	to	17.31	4,742,429	0.84%	-0.89%
2014	1.30%	266,325	17.41	to	17.47	4,636,800	0.72%	10.20%
2013	1.30%	294,865	15.80	to	15.85	4,658,943	0.84%	29.30%	to	29.25%

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Equity-Income Portfolio - Initial Class (FEIP)
2017	1.30%	818,433	$54.80			$44,849,596	1.68%	11.43%
2016	1.30%	900,649	49.17			44,285,387	2.26%	16.49%
2015	1.30%	989,039	42.21			41,747,796	3.09%	-5.21%
2014	1.30%	1,090,553	44.54			48,572,568	2.73%	7.30%
2013	1.30%	1,212,439	41.50			50,316,815	2.47%	26.48%
High Income Portfolio - Initial Class (FHIP)
2017	1.30%	343,606	26.29			9,033,413	5.25%	5.55%
2016	1.30%	369,751	24.91			9,210,470	5.18%	13.12%
2015	1.30%	408,840	22.02			9,002,612	6.35%	-4.88%
2014	1.30%	454,970	23.15			10,532,530	5.49%	-0.16%
2013	1.30%	500,288	23.18			11,596,693	5.68%	4.57%
Templeton Foreign Securities Fund - Class 1 (TIF)
2017	1.30%	398,031	32.83			13,067,393	2.79%	15.50%
2016	1.30%	440,355	28.42			12,514,874	2.18%	6.10%
2015	1.30%	474,810	26.79			12,720,164	3.51%	-7.53%
2014	1.30%	532,232	28.97			15,418,768	2.09%	-12.05%
2013	1.30%	581,845	32.94			19,165,973	2.54%	21.67%
VI American Franchise Fund - Series I Shares (ACEG)
2017	1.30%	83,531	18.81	to	20.22	1,684,892	0.08%	25.69%
2016	1.30%	88,634	14.97	to	16.09	1,422,726	0.00%	0.94%
2015	1.30%	101,246	14.83	to	15.94	1,610,082	0.00%	3.64%
2014	1.30%	113,814	14.31	to	15.38	1,746,653	0.04%	7.03%
2013	1.30%	116,992	13.37	to	14.37	1,677,514	0.45%	38.32%	to	38.31%
VI Global Health Care Fund - Series I Shares (IVHS)
2017	1.30%	21,978	22.09			485,494	0.37%	14.34%
2016	1.30%	21,649	19.32			418,259	0.00%	12.62%
2015	1.30%	38,810	22.11			858,089	0.00%	1.80%
2014	1.30%	36,124	21.72	to	21.81	784,739	0.00%	18.11%
2013	1.30%	28,051	18.38	to	18.47	515,695	0.68%	38.72%	to	39.38%
VI Global Real Estate Fund - Series I Shares (IVRE)
2017	1.30%	65,179	14.40			938,578	2.97%	11.63%
2016	1.30%	83,147	12.90			1,072,596	1.55%	-0.70%
2015	1.30%	88,084	12.73	to	12.81	1,128,347	3.40%	-2.76%
2014	1.30%	92,778	13.09	to	13.18	1,222,804	1.65%	13.13%
2013	1.30%	88,812	11.57	to	11.65	1,034,639	3.70%	1.38%	to	1.39%
VI International Growth Fund - Series I Shares (AVIE)
2017	1.30%	68,677	25.21			1,731,371	1.41%	21.41%
2016	1.30%	68,125	20.76			1,414,294	1.33%	-1.74%
2015	1.30%	76,635	21.13			1,619,304	1.75%	-3.61%
2014	1.30%	60,118	21.92			1,317,788	1.58%	-0.97%
2013	1.30%	65,247	22.14			1,444,590	0.85%	17.47%
Overseas Portfolio: Institutional Shares (JAIG)
2017	1.30%	198,598	29.56			5,870,549	1.66%	29.42%
2016	1.30%	222,673	22.84			5,085,846	4.65%	-7.67%
2015	1.30%	254,747	24.73			6,299,900	0.59%	-9.78%
2014	1.30%	287,231	27.41			7,872,982	3.07%	-13.02%
2013	1.30%	325,715	31.52			10,266,531	3.16%	13.07%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2017	1.30%	26,203	24.54			643,022	4.21%	5.37%
2016	1.30%	40,623	23.29			946,109	5.90%	12.68%
2015	1.30%	37,923	20.67			783,868	5.11%	-3.87%
2014	1.30%	45,313	21.50			974,229	6.22%	1.22%
2013	1.30%	43,068	21.24			914,765	6.38%	5.68%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2017	1.30%	17,384	17.95			312,043	0.52%	23.20%
2016	1.30%	19,469	14.57			283,663	0.78%	12.16%
2015	1.30%	21,276	12.99			276,375	0.76%	-2.40%
2014	1.30%	22,946	13.31			305,411	0.89%	5.22%
2013	1.30%	24,109	12.65			304,979	0.97%	41.98%

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2017	1.30%	6,308	$19.09			$120,420	0.50%	17.04%
2016	1.30%	10,792	16.31			176,018	0.94%	8.73%
2015	1.30%	8,307	15.00			124,605	0.55%	-1.64%
2014	1.30%	15,969	15.25			243,527	0.94%	9.16%
2013	1.30%	17,959	13.97			250,887	0.27%	36.96%
NVIT Nationwide Fund - Class I (TRF)
2017	1.30%	351,946	189.07	to	194.67	68,089,033	1.00%	18.96%
2016	1.30%	390,949	158.94	to	163.64	63,564,434	1.41%	9.94%
2015	1.30%	427,871	144.56	to	148.84	63,277,405	1.19%	-0.38%
2014	1.30%	466,817	145.11	to	149.40	69,308,004	1.15%	10.69%
2013	1.30%	514,112	131.09	to	134.98	68,973,455	1.30%	29.40%
NVIT Government Bond Fund - Class I (GBF)
2017	1.30%	235,293	56.81	to	56.84	13,368,250	2.01%	0.76%
2016	1.30%	273,509	56.39	to	56.41	15,423,263	1.93%	-0.56%
2015	1.30%	280,536	56.71	to	56.73	15,909,536	1.66%	-1.41%
2014	1.30%	319,887	57.52	to	57.54	18,400,012	1.96%	3.21%
2013	1.30%	355,018	55.73	to	55.75	19,785,602	1.91%	-5.30%
NVIT Money Market Fund - Class I (SAM)
2017	1.30%	160,578	23.34	to	25.36	3,817,622	0.41%	-0.88%
2016	1.30%	189,818	23.55	to	25.58	4,567,998	0.01%	-1.29%
2015	1.30%	227,363	23.85	to	25.92	5,517,135	0.00%	-1.30%
2014	1.30%	245,448	24.17	to	26.26	5,996,124	0.00%	-1.30%
2013	1.30%	256,036	24.49	to	26.60	6,339,327	0.00%	-1.30%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2017	1.30%	11,220	19.45			218,229	0.36%	28.47%
2016	1.30%	11,153	15.14			168,856	0.89%	0.87%
2015	1.30%	12,094	15.01			181,531	0.51%	2.11%
2014	1.30%	11,933	14.70			175,415	0.51%	9.05%
2013	1.30%	10,564	13.48			142,403	0.88%	32.94%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2017	1.30%	358,660	19.26			6,907,807	0.00%	26.08%
2016	1.30%	403,395	15.28			6,163,871	0.00%	5.09%
2015	1.30%	453,432	14.54			6,592,899	0.00%	-1.48%
2014	1.30%	509,454	14.76			7,519,533	0.00%	2.68%
2013	1.30%	569,341	14.37			8,181,444	0.00%	37.14%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2017	1.30%	1,114,286	21.80			24,291,466	1.10%	12.36%
2016	1.30%	1,225,910	19.40			23,782,727	1.37%	16.07%
2015	1.30%	1,354,568	16.72			22,648,334	1.16%	-4.15%
2014	1.30%	1,478,101	17.44			25,778,129	1.35%	15.50%
2013	1.30%	1,624,451	15.10			24,529,251	1.20%	33.91%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2017	1.30%	174,780	30.36			5,306,125	0.47%	25.66%
2016	1.30%	199,043	24.16			4,808,698	1.03%	2.29%
2015	1.30%	4,585	23.62			108,298	0.62%	3.73%
2014	1.30%	4,636	22.77			105,562	0.72%	7.41%
2013	1.30%	3,228	21.20			68,434	0.51%	34.86%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2017	1.30%	359,530	12.21	to	39.52	8,694,112	0.00%	23.67%
2016	1.30%	382,076	9.87	to	31.96	7,451,634	0.00%	3.04%
2015	1.30%	433,318	9.58	to	31.01	8,064,240	0.00%	-4.17%	to	-4.35%
Real Return Portfolio - Administrative Class (PMVRRA)
2017	1.30%	92,908	13.93	to	13.94	1,295,120	2.36%	2.32%
2016	1.30%	129,958	13.61	to	13.62	1,770,016	2.24%	3.82%
2015	1.30%	135,931	13.11	to	13.12	1,783,401	3.94%	-3.97%
2014	1.30%	149,712	13.65	to	13.66	2,045,040	1.40%	1.75%
2013	1.30%	154,531	13.42			2,073,799	1.72%	-10.40%

	Contract Expense Rate*	Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Total Return Portfolio - Administrative Class (PMVTRA)
2017	1.30%	149,785	$15.81			$2,368,101	2.03%	3.60%
2016	1.30%	163,019	15.26	to	15.31	2,487,692	2.09%	1.35%
2015	1.30%	177,615	15.06	to	15.10	2,674,999	5.05%	-0.87%
2014	1.30%	181,977	15.19	to	15.24	2,764,784	2.18%	2.92%
2013	1.30%	205,850	14.76	to	14.81	3,038,866	2.14%	-3.21%	to	-3.23%
Micro-Cap Portfolio - Investment Class (ROCMC)
2017	1.30%	56,966	14.02			798,663	0.66%	3.85%
2016	1.30%	61,448	13.50			829,548	0.66%	18.11%
2015	1.30%	76,594	11.43	to	11.45	875,473	0.00%	-13.60%
2014	1.30%	85,228	13.23	to	13.25	1,127,569	0.00%	-4.83%
2013	1.30%	96,201	13.90	to	13.92	1,337,198	0.48%	19.41%
Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2017	1.30%	42,324	14.47			612,428	2.85%	13.49%
2016	1.30%	60,520	12.75			771,630	3.04%	8.97%
2015	1.30%	72,410	11.70			847,197	3.22%	-1.93%
2014	1.30%	78,226	11.93			933,236	0.00%	3.65%
2013	1.30%	84,788	11.51			975,910	0.00%	17.69%
Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2017	1.30%	56,140	18.92			1,062,169	0.78%	23.02%
2016	1.30%	26,314	15.38			404,709	0.71%	7.25%
2015	1.30%	27,620	14.34			396,071	1.13%	-1.38%
2014	1.30%	30,814	14.54			448,036	0.00%	11.59%
2013	1.30%	35,910	13.03			467,907	0.00%	28.75%
Series N (Managed Asset Allocation Series) (SBLN)
2017	1.30%	25,336	17.56			444,900	1.54%	12.85%
2016	1.30%	28,506	15.56			443,553	1.19%	6.65%
2015	1.30%	28,840	14.59			420,776	1.03%	-1.22%
2014	1.30%	29,076	14.77			429,453	0.00%	5.35%
2013	1.30%	25,023	14.02			350,822	0.00%	12.79%
Series O (All Cap Value Series) (SBLO)
2017	1.30%	54,707	20.52			1,122,588	0.96%	13.31%
2016	1.30%	48,900	18.11			885,579	1.51%	21.14%
2015	1.30%	51,796	14.95			774,350	0.95%	-5.97%
2014	1.30%	70,374	15.90			1,118,947	0.00%	6.21%
2013	1.30%	80,975	14.97			1,212,196	0.00%	31.55%
Series P (High Yield Series) (SBLP)
2017	1.30%	49,408	19.79			977,784	4.03%	4.82%
2016	1.30%	22,810	18.88			430,653	8.34%	16.04%
2015	1.30%	23,822	16.27			387,584	10.41%	-5.24%
2014	1.30%	29,225	17.17			501,793	0.00%	1.24%
2013	1.30%	35,870	16.96			608,355	0.00%	5.93%
Series Q (Small Cap Value Series) (SBLQ)
2017	1.30%	53,799	22.60	to	22.71	1,215,902	0.38%	2.35%
2016	1.30%	62,001	22.09	to	22.19	1,369,621	0.12%	24.96%
2015	1.30%	68,961	17.67	to	17.75	1,218,559	0.00%	-7.83%
2014	1.30%	89,585	19.17	to	19.26	1,717,364	0.01%	-2.66%
2013	1.30%	99,530	19.70	to	19.79	1,960,779	0.00%	35.02%
Series V (Mid Cap Value Series) (SBLV)
2017	1.30%	142,833	22.53	to	22.46	3,208,015	0.66%	12.23%
2016	1.30%	152,947	20.01	to	20.07	3,060,477	0.95%	25.11%
2015	1.30%	170,401	15.99	to	16.05	2,724,727	0.62%	-8.01%
2014	1.30%	204,669	17.38	to	17.44	3,557,164	0.00%	-0.40%
2013	1.30%	230,884	17.45	to	17.51	4,028,960	0.00%	31.60%	to	31.59%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2017	1.30%	52,138	$20.17	$1,051,623	0.72%	20.85%
2016	1.30%	40,347	16.69	673,391	0.37%	11.94%
2015	1.30%	37,269	14.91	555,681	0.76%	-2.55%
2014	1.30%	30,108	15.30	460,652	0.00%	7.37%
2013	1.30%	32,889	14.25	468,668	0.00%	39.57%
Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2017	1.30%	6,731	20.11	135,360	0.89%	28.42%
2016	1.30%	8,550	15.66	133,893	0.59%	7.33%
2015	1.30%	6,538	14.59	95,389	0.70%	4.14%
2014	1.30%	2,648	14.01	37,098	0.00%	13.72%
2013	1.30%	3,644	12.32	44,894	0.00%	26.62%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	1.30%	162,895	31.17	5,077,572	0.35%	3.31%
2014	1.30%	178,978	30.17	5,400,191	0.35%	9.88%
2013	1.30%	193,601	27.46	5,316,058	0.67%	28.05%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	1.30%	292,335	31.80	9,295,996	0.00%	2.83%
2013	1.30%	323,311	30.92	9,996,938	0.00%	16.94%

2017	Reserves for annuity contracts in payout phase:				$119,976
2017	Contract Owners’ Equity:				$352,714,810
2016	Reserves for annuity contracts in payout phase:				$115,497
2016	Contract Owners’ Equity:				$333,000,581
2015	Reserves for annuity contracts in payout phase:				$121,598
2015	Contract Owners’ Equity:				$333,080,925
2014	Reserves for annuity contracts in payout phase:				$135,043
2014	Contract Owners’ Equity:				$377,283,165
2013	Reserves for annuity contracts in payout phase:				$135,057
2013	Contract Owners’ Equity:				$391,084,684
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.